Average Annual Total Returns - Mid Cap Value Fund	May 25, 2021
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	4.96%
5 Years	9.73%
10 Years	10.49%
Mid Cap Value Fund
Average Annual Return:
1 Year	3.64%
5 Years	8.40%
10 Years	8.92%